Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Current Liabilities
Other Current Liabilities
As at December 31 December 31
millions of Canadian dollars

2021 2020
Accrued charges $

157 $

141
Accrued interest on long-term debt

75

71
Pension and post-retirement liabilities (note 21)

27

23
Sales and other taxes payable 6 6
Income tax payable 6 1
Other

95

98
$

366 $

340